Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of accounts receivable

Accounts receivable, net consist of the following:

	As of December 31, 2025	As of December 31, 2024
	US$	US$
Accounts receivable	$1,199,410	$1,903,277
Less: Allowance for credit losses	(52,694)	(22,336)
Accounts receivable, net	$1,146,716	$1,880,941

Schedule of allowance for credit losses

Movements of allowance for credit losses are as follows:

	December 31, 2025	December 31, 2024
	US$	US$
Beginning balance	$22,336	$39,383
Allowance for credit losses	30,358	125,651
Write-off	-	(142,698)
Ending balance	$52,694	$22,336